Geographic information (Lease revenues by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total lease revenue	$ 4,321,006	$ 4,682,266
Total lease revenue			$ 4,537,093
Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	100.00%	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Total lease revenue	$ 835,317	$ 874,145
Total lease revenue			$ 639,316
China | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	19.30%	18.70%	14.10%
United States
Segment Reporting Information [Line Items]
Total lease revenue	$ 502,976	$ 511,676
Total lease revenue			$ 528,687
United States | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	11.60%	10.90%	11.60%
Other countries
Segment Reporting Information [Line Items]
Total lease revenue	$ 2,982,713	$ 3,296,445
Total lease revenue			$ 3,369,090
Other countries | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	69.10%	70.40%	74.30%